Velocity Commercial Capital Loan Trust 2024-3

Exhibit 99.13

Exception Grades

AMC Loan ID	Customer Loan ID	Edgar Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	30000068		30315618	XXXX	XX/XX/XXXX 2:06:50 PM	Credit	Missing Document	General	Missing Document	Missing Document: Non-Owner Occupancy Certification (NOO Cert) not provided		Missing Business Purpose Certification.				Buyer Comment (xxxx-xx-xx): Borrower is uncooperative in signing. Have text confirmation of borrower stating the loan is for business purpose. Reviewer Comment (xxxx-xx-xx): Exception not eligible to waive. Buyer Comment (xxxx-xx-xx): Exception noted on uploaded approval.				3	C	xx/xx/xxxx	VA	Refinance - Cash-out - Other		C	C		A			No